Condensed Balance Sheets - USD ($)		Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 1,413,387	$ 3,186,985
Accounts receivable, net		96	321
Prepaid assets		93,169	99,829
Other current assets		10,039	10,039
Total current assets		1,516,691	3,297,174
Non-current assets:
Property and equipment, net of accumulated depreciation		5,767	6,670
Intangible assets, net of accumulated amortization		33,075	25,785
Software development costs, net of accumulated amortization		1,673,853	1,608,819
Operating lease right of use asset		36,514	44,392
Deferred offering costs		233,728	219,615
Total non-current assets		1,982,937	1,905,281
Total assets		3,499,628	5,202,455
Current liabilities:
Accounts payable and accrued liabilities		602,163	853,354
Notes payable		15,130	60,520
Current portion of operating lease liability		41,303	38,612
Total current liabilities		658,596	952,486
Non-current operating lease liability		3,658	14,475
Total liabilities		662,254	966,961
Commitments and contingencies (Note 5)
Shareholders' equity:
Common stock - $0.001 par value, 100,000,000 authorized and 500,914 and 402,833 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	[1]	501	403
Additional paid-in capital		102,432,091	101,518,433
Accumulated deficit		(99,595,219)	(97,283,343)
Total shareholders' equity		2,837,374	4,235,494
Total liabilities and shareholders' equity		3,499,628	5,202,455
Series B Preferred Stock [Member]
Shareholders' equity:
Preferred stock value		0	0
Series C Preferred Stock [Member]
Shareholders' equity:
Preferred stock value		$ 1	$ 1

[1]	The Company’s common stock outstanding as of March 31, 2026 and December 31, 2025 has been retroactively restated for the effect of the 1-for 7.7 reverse stock split effective March 31, 2026.